Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounts Receivable [Abstract]
Summary of accounts receivable
	2017	2016
Billed:
SG Block sales	$57,997	$124,713
Engineering services	84,281	144,040
Project management	-	-
Total gross receivables	142,278	268,753
Less: allowance for doubtful accounts	(34,235)	(34,235)
Total net receivables	$108,043	$234,518

	Successor 2016	Predecessor 2015
Billed:
SG block sales	$124,713	$82,200
Engineering services	144,040	14,181
Project management	-	14,400
Total gross receivables	268,753	110,781
Less: allowance for doubtful accounts	(34,235)	(24,746)
Total net receivables	$234,518	$86,035